united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

KKM ARMOR Fund
Class A Shares (Symbol: RMRAX)
Class I Shares (Symbol: RMRIX)

KKM U.S. Equity ARMOR Fund
Class A Shares (Symbol: UMRAX)
Class I Shares (Symbol: UMRIX)

SEMI-ANNUAL REPORT
November 30, 2014

1-312-253-0425

Distributed by Northern Lights Distributors, LLC
Member FINRA

This page intentionally left blank.

*ARMOR Volatility Fund:

A Share Class - RMRAX
I Share Class - RMRIX

*U.S. Equity Armor Fund:

A Share Class - UMRAX
I Share Class - UMRIX

KKM Financial, LLC
311 S. Wacker Drive, Suite 650
Chicago, IL 60606
www.kkmfinancial.com

Jeff Kilburg (CEO)
Brian Stutland (CIO)
Luke Rahbari (Portfolio Manager)

Phone: (312) 253-0425
Email: info@kkmfinancial.com

“Regression to the mean is the most powerful law in financial physics. Periods of above-average performance are inevitably followed by below-average returns, and bad times inevitably set the stage for surprisingly good performance. ” -Jason Zweig, WSJ

By all accounts, 2014 was a good year for stocks and the US economy. The S&P 500 is going to show a total return of approximately 12% for *2014 on the heels of *2013’s 32% gain. The US realized 5% GDP growth in the 3rd quarter, US unemployment rate dropped to 5.8% and non-farm payrolls showed solid job growth throughout the year. Interest rates remained stubbornly low as well. With that said, a good year for the market and economy usually equates to a tough year for tail risk hedging. The markets experienced long bouts of low realized volatility. When volatility did spike, it was quickly washed out of the market at unprecedented speed as investors and momentum traders quenched their thirst for risky assets. As good as 2014 was for stocks, the data suggests that it was an outlier in many regards, both with suppressed volatility and market valuations.

Volatility: Over the past year we witnessed extended periods of very low realized volatility. According to Ivolatility.com the 52 week low for 30 day historical (or realized) volatility was 5.63%, achieved on July 3rd, the 20 day low for historical volatility was 4.85% established on Dec 5th and the 10 day low was attained on November 20th. These levels from a historic standpoint are very low, but what’s even more interesting is the fact that the 30 day reading and the 20 day reading came at two distinctly different time periods. In fact, the 10 day reading was not seen that low in any of the data going back even through 2007 prior to the credit crisis of 2008. To top it off, the VIX closed up on the year, meaning traders were willing to pay a premium to realized volatility throughout the year. Thus, there were several unique periods during 2014 where no matter how cheap implied volatility got, it was still expensive relative to what the market was realizing. If all volatility is expensive, even if we are able to buy the cheapest most efficient volatility available, with very little realized volatility in the market it was going to be difficult for a long volatility component to perform effectively. With oil trading as low as it has recently, the aforementioned outlier data could be far off in the distance now. The market should realize more normalized volatility as credit in oil services becomes more of an issue and lenders start to send the trickle down credit effect into stocks.

Continued on page 2...

*Source: Bloomberg, 2013 & 2014 S&P 500 Performance

1

Momentum: Perhaps the most frustrating aspect of 2014’s market action was the market’s lack of follow-through to the downside. This year the S&P never had 4 consecutive down days. In the words of Howard Silverblatt, senior index analyst at S&P Dow Jones, who looked at data since 1928: “Here’s a sign of how relentless U.S. stocks have been in their march higher: The S&P 500 will close out 2014 without ever having suffered four down sessions in a row during the year. This is the first calendar year ever in which the index has avoided four consecutive days of declines.”

Valuations: 2014 also saw stock valuations continue to be stretched. Looking at profit margins it would appear that implied forward profit margins in market valuation appear to be unrealistic given the extensive run up of stocks over the past couple years. P/E ratios are also trending towards alarming levels even as the pace of the earnings gains diminish. Therefore, the market is pricing in an implied rate of gain which is not being realized in these valuations. Below are a few points Josh Brown made in his most recent article in Fortune.

-S&P 500 total return is 40% higher than its 20-yr average annual gain

-This move was not broad based: Just 5 stocks – Apple, Berkshire Hathaway, Johnson & Johnson, Microsoft, and Intel, accounted for 20% of the market’s gains.

-The top 4 performing sectors were healthcare (+27%), utilities (+23%), tech (+16%), consumer staples (+13%), showing little continuity between “risk on” sectors (tech) and “risk off sectors” (utilities, consumer staples)

-MSCI world index was up just 2%, making the US a dramatic outperformer

Hussman Funds research has also picked up on this theme in their most recent letter:

-The Shiller P/E (S&P 500 divided by the 10-year average of inflation-adjusted earnings) is now 27, versus a long-term historical norm of 15 prior to the late-1990’s bubble. Importantly, the profit margin embedded into the Shiller P/E is currently 6.7% versus a historical norm of just 5.4%.

With this in mind as we look ahead to 2015 we have to ask ourselves what is more likely: A reversion to the mean, or continuing on a trajectory away from the mean? Although a low interest rate environment can allow stocks to trade at high valuations, we believe being prepared for a reversion to the mean is a safer bet. Based on the “outliers” listed above coupled with the Fed backstop being reduced and the increase in the frequency of the volatility tremors the market has realized since October there does appear to be some structural damage to the foundation of the market. The rapid down turn in oil has raised volatility in the commodity space and stretched credit spreads.

The next question we asked was: How can we benefit from a reversion to the mean? We believe the increased probability of volatility in 2015 will create more opportunities for long volatility bets to pay out as winners. An increase in volatility will offer increased opportunities for rebalancing and monetizing these price movements. Higher “vol of the vol” coming and going across the historical average of VIX or an increase in duration and frequency of volatility spikes will allow ARMOR to strip out decay and potentially outperform other volatility based hedges.

Finally, we asked ourselves: What if markets do not revert anytime soon? After all, it was John Maynard Keynes who once said, “Markets can remain irrational longer than you can remain solvent.” Our solution of creating the U.S. Equity Armor Fund (UMRIX/UMRAX) pairs volatility exposure with equities. Should markets continue their relentless march higher, we would expect UMRIX/UMRAX to participate in most of that run because there will be opportunity to capture days when volatility is ready to be harvested and used to buy into the market at lower levels. But, should markets stall or fall as a result of a sudden reversion to the mean in volatility, valuations and expectations, the volatility component should provide protection.

We do not know what the catalyst for the next bear market will be. However, we always want to be prepared. Once the culprit is identified it is usually too late. Could it already have happened with oil causing credit spreads to widen? Or could it be the lack of growth and deflation outside the US which will eventually lead to stock valuations being called into question? We don’t have the exact answer, but we are confident our strategies will be well positioned no matter what awaits us next year.

We wish you a very Happy New Year and look forward to the opportunity to help create value in your portfolio in 2015.

K K M F i n a n c i a l, L L C	( 3 1 2 ) 2 5 3 - 0 4 2 5

2

Definitions:

*ARMOR Fund (Tickers “RMRIX/RMRAX”) - Provides efficient long volatility exposure that effecively strips out time-decay & contango that plagues many other volatility strategies.

*U.S. Equity Armor Fund (Ticker “UMRIX/UMRAX”) - Combines a long position in the S&P 500 (82% weight) with an optimal allocation to the ARMOR volatility strategy as a hedge (18% weight), and is rebalanced monthly.

Important Disclosures

An investor should consider the investment objectives, risks, charges and expenses of the indexes carefully before investing. To obtain an additional copy of the prospectus containing this and other information, please visit http://kkmarmorfunds.com. Read the prospectus carefully before you invest. Past performance does not guarantee future results.

Past performance is not a guarantee of future results. Investment return of the indexes will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. For performance current to the most recent month-end, please contact http://equityarmorinvestments.com or http://kkmarmorfunds.com.

RISKS: There are risks involved with investing. The funds which seek to track the index have limited operating history. Please see prospectus for discussion of risks. One cannot invest directly in an index.

The summary descriptions included herein, and in any other materials provided to you, are intended only for discussion purposes and are not intended as an offer to sell or solicitation of an offer to buy with respect to the purchase or sale of any interest in any KKM Financial or Equity Armor Investments and should not be relied upon by you in evaluating the merits of investing. These materials are not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use is contrary to local law or regulation. Offers or solicitations to invest will be made only be means of a prospectus relating to the applicable KKM funds and in accordance with applicable laws. The information herein will be qualified in its entirety by reference to such prospectus, including, without limitation, the risk factors therein. You should rely only on the information contained in the prospectus in making your decision to invest.

KKM Financial, LLC and Equity Armor Investments are the investment adviser to the KKM funds.

KKM Financial, LLC, Equity Armor Investments, River Oak, LLC nor any other party makes any representation or warranty, express or implied, to the owners of any securities which may be linked, or which may be valued with reference to, any Equity Armor Investments’ index, or members of the public regarding the advisability of investing in such securities generally or the similarities or variations between the performance of the index and the performance of such underlying securities.

Equity Armor Invesments, the licensor of its indexes nor any other party guarantees the accuracy and/or the completeness of the indices or any date included therein.

6075-NLD-1/29/2015

K K M F i n a n c i a l, L L C	( 3 1 2 ) 2 5 3 - 0 4 2 5

3

KKM ARMOR Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2014

The Funds’ performance figures* for the period ended November 30, 2014, compared to its benchmark:

Start of
Performance** -
November 30, 2014
KKM ARMOR Fund – Class A	-32.20%
KKM ARMOR Fund – Class A with Load	-36.19%
KKM ARMOR Fund – Class I	-32.20%
CBOE Volatility Index	14.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.47% for Class A shares and 2.22% for Class I shares per the June 6, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-844-767-3863.

**	Commencement of operations is June 6, 2014. Start of performance is June 11, 2014.

The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange-Traded Fund	44.4%
Short-Term Investment	30.6%
Options Purchased	8.4%
Options Written	0.0%
Other Assets Less Liabilities	16.6%
100.0%

+ Based on Total Net Assets as of November 30, 2014.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

4

KKM U.S. Equity ARMOR Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2014

The Funds’ performance figures* for the period ended November 30, 2014, compared to its benchmark:

Start of
Performance** -
November 30, 2014
KKM U.S. Equity ARMOR Fund – Class A	-0.90%
KKM U.S. Equity ARMOR Fund – Class A with Load	-6.60%
KKM U.S. Equity ARMOR Fund – Class I	-0.80%
S&P 500 Index	7.37%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.53% for Class A shares and 1.28% for Class I shares per the June 6, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-844-767-3863.

**	Commencement of operations is June 6, 2014. Start of performance is June 11, 2014.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange-Traded Funds	89.7%
Options Purchased	1.5%
Options Written	0.0%
Other Assets Less Liabilities	8.8%
100.0%

+ Based on Total Net Assets as of November 30, 2014.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

5

KKM ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014

Shares		Value
	EXCHANGE TRADED FUND - 44.4%
	EQUITY FUND - 44.4%
130,053	Credit Suisse VelocityShares Daily Inverse VIX Short-Term ETN *	$5,008,342
	(Cost - $5,072,192)

Contracts
	OPTIONS PURCHASED* - 8.4%
	CALL OPTIONS PURCHASED - 3.8%
	S&P 500 Index
6	Expiration December 2014, Exercise Price $1,950.00	71,880
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,060.00	127,710
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,080.00	89,760
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,100.00	59,235
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,120.00	36,465
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,140.00	21,615
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,160.00	13,035
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,180.00	8,332
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,200.00	5,692
	TOTAL CALL OPTIONS PURCHASED (Cost - $403,178)	433,724

	PUT OPTIONS PURCHASED - 4.6%
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,660.00	4,538
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,680.00	5,198
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,700.00	5,858
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,720.00	6,682
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,740.00	7,507
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,760.00	8,497
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,780.00	9,735
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,800.00	11,055
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,820.00	12,705
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,840.00	14,685
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,860.00	16,995
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,880.00	19,965
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,900.00	23,265

The accompanying notes are an integral part of these financial statements.

6

KKM ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2014

Contracts		Value
	PUT OPTIONS PURCHASED - 4.6% (Continued)
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,920.00	$27,885
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,940.00	33,165
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,960.00	40,095
	S&P 500 Index
33	Expiration January 2015, Exercise Price $1,980.00	48,675
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,000.00	59,235
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,020.00	72,600
	S&P 500 Index
33	Expiration January 2015, Exercise Price $2,040.00	89,760
	TOTAL PUT OPTIONS PURCHASED (Cost - $598,077)	518,100

	TOTAL OPTIONS PURCHASED (Cost - $1,001,255)	951,824

Shares
	SHORT-TERM INVESTMENT - 30.6%
	MONEY MARKET FUND - 30.6%
3,456,106	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 0.01%+	3,456,106

	(Cost - $3,456,106)

	TOTAL INVESTMENTS - 83.4% (Cost - $9,529,553) (a)	$9,416,272
	OPTION CONTRACTS WRITTEN - 0.0% (Premiums Received - $1,897) (a)	(2,130)
	OTHER ASSETS LESS LIABILITIES - 16.6%	1,867,800
	NET ASSETS - 100.00%	$11,281,942

Contracts		Value
	OPTION CONTRACTS WRITTEN* - 0.0%
	PUT OPTIONS WRITTEN - 0.0%
	S&P 500 Index
(6)	Expiration December 2014, Exercise Price $1,950.00	$(2,130)
	TOTAL OPTIONS WRITTEN (Premiums Received - $1,897)	$(2,130)

Number of		Unrealized
Contracts Long (Short)		Depreciation
	FUTURES CONTRACTS
2,301	CBOE SPX Volatility Index, December 2014	$(483,171)
	(Underlying Notional Amount $34,169,850)
(2,121)	CBOE VIX, January 2015	(99,411)
	(Underlying Notional Amount $33,829,950)
	TOTAL FUTURES CONTRACTS	$(582,582)

*	Non-income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $9,527,656, excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$30,993
Unrealized depreciation:	(144,507)
Net unrealized depreciation:	$(113,514)

The accompanying notes are an integral part of these financial statements.

7

KKM U.S. Equity ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 89.7%
	EQUITY FUND - 89.7%
56,993	Credit Suisse VelocityShares Daily Inverse VIX Short-Term ETN *	$2,194,800
111,125	SPDR S&P 500 ETF Trust	23,025,100
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,207,749)	25,219,900

Contracts
	OPTIONS PURCHASED* - 1.5%
	CALL OPTIONS PURCHASED - 0.7%
	S&P 500 Index
3	Expiration December 2014, Exercise Price $1,950.00	35,940
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,060.00	54,180
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,080.00	38,080
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,100.00	25,130
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,120.00	15,470
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,140.00	9,170
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,160.00	5,530
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,180.00	3,535
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,200.00	2,415
	TOTAL CALL OPTIONS PURCHASED (Cost - $176,524)	189,450

	PUT OPTIONS PURCHASED - 0.8%
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,660.00	1,925
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,680.00	2,205
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,700.00	2,485
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,720.00	2,835
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,740.00	3,185
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,760.00	3,605
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,780.00	4,130
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,800.00	4,690
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,820.00	5,390
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,840.00	6,230
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,860.00	7,210
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,880.00	8,470

The accompanying notes are an integral part of these financial statements.

8

KKM U.S. Equity ARMOR Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2014

Contracts		Value
	PUT OPTIONS PURCHASED - 0.8% (Continued)
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,900.00	$9,870
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,920.00	11,830
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,940.00	14,070
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,960.00	17,010
	S&P 500 Index
14	Expiration January 2015, Exercise Price $1,980.00	20,650
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,000.00	25,130
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,020.00	30,800
	S&P 500 Index
14	Expiration January 2015, Exercise Price $2,040.00	38,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $253,730)	219,800

	TOTAL OPTIONS PURCHASED (Cost - $430,254)	409,250

	TOTAL INVESTMENTS - 91.2% (Cost - $24,638,003) (a)	$25,629,150
	OPTION CONTRACTS WRITTEN - 0.0% (Premiums Received - $4,737) (a)	(5,195)
	OTHER ASSETS LESS LIABILITIES - 8.8%	2,488,017
	NET ASSETS - 100.0%	$28,111,972

		Value
	OPTION CONTRACTS WRITTEN* - 0.0%
	PUT OPTIONS WRITTEN - 0.0%
	S&P 500 Index
(3)	Expiration December 2014, Exercise Price $1,950.00	$(1,065)
	SPDR S&P 500 ETF Trust
(59)	Expiration December 2014, Exercise Price $205.50	(4,130)
	TOTAL OPTIONS WRITTEN (Premiums Received - $4,737)	$(5,195)

Number of		Unrealized
Contracts Long (Short)		Appreciation (Depreciation)
	FUTURES CONTRACTS
1,035	CBOE SPX Volatility Index, December 2014	$(207,168)
	(Underlying Notional Amount $15,369,750)
(960)	CBOE VIX, January 2015	428
	(Underlying Notional Amount $15,312,000)
	TOTAL FUTURES CONTRACTS	$(206,740)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $24,633,266, excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$1,046,048
Unrealized depreciation:	(55,359)
Net unrealized appreciation:	$990,689

The accompanying notes are an integral part of these financial statements.

9

KKM ARMOR Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2014

		KKM U.S.
	KKM ARMOR	Equity
	Fund	ARMOR Fund

Assets:

Investments in Securities at Value (identified cost $9,529,553 and $24,638,003, respectively)	$9,416,272	$25,629,150
Cash	28,632	—
Cash Deposits with Broker	6,447,480	127,838
Receivable for Securities Sold	96,513	4,510,938
Receivable for Fund Shares Sold	—	26,455
Due From Adviser	2,909	—
Prepaid Expenses and Other Assets	26,324	43,097
Total Assets	16,018,130	30,337,478

Liabilities:
Net Unrealized Depreciation on Futures Contracts	582,582	206,740
Payable for Securities Purchased	4,129,459	1,971,711
Payable to Other Affiliates	12,151	—
Options Written, at Value (Premiums received $1,897 and $4,737, respectively)	2,130	5,195
Payable for Fund Shares Redeemed	—	20,000
Accrued Advisory Fees	—	8,072
Accrued Distribution Fees	1,465	2,389
Accrued Expenses and Other Liabilities	8,401	11,399
Total Liabilities	4,736,188	2,225,506

Net Assets	$11,281,942	$28,111,972

Composition of Net Assets:
At November 30, 2014, Net Assets consisted of:
Paid-in-Capital	$15,759,483	$28,799,464
Accumulated Net Investment Loss	(80,452)	(29,709)
Accumulated Net Realized Loss on Investments, Options, and Futures Transactions	(3,700,993)	(1,441,732)
Net Unrealized Appreciation (Depreciation) on:
Investments	(63,850)	1,012,151
Options	(49,664)	(21,462)
Futures	(582,582)	(206,740)
Net Assets	$11,281,942	$28,111,972

Net Asset Value, Offering and Redemption Price Per Share(a)
Class A Shares:
Net Assets	$6,895,670	$12,633,629
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,017,741	1,275,074

Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$6.78	$9.91
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	$7.19	$10.51

Class I Shares:
Net Assets	$4,386,272	$15,478,343
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	646,826	1,560,280
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$6.78	$9.92

(a)	Redemption of shares within 20 days of purchase may be assessed a redemption fee of 2.00%.

The accompanying notes are an integral part of these financial statements.

10

KKM ARMOR Funds
STATEMENTS OF OPERATIONS (Unaudited)

		KKM U.S.
	KKM ARMOR	Equity ARMOR
	Fund	Fund
	For the Period*	For the Period*
	Ended	Ended
	November 30,	November 30,
	2014	2014
Investment Income:
Dividend Income	$—	$69,500
Interest Income	99	150
Total Investment Income	99	69,650

Expenses:
Investment Advisory Fees	65,360	73,521
Legal Fees	34,329	33,329
Administration Fees	10,407	10,773
Transfer Agent Fees	7,971	7,971
Audit Fees	6,987	6,987
Chief Compliance Officer Fees	6,987	6,987
Distribution Fees- Class A	6,318	8,299
Fund Accounting Fees	5,636	6,636
Printing Expense	5,590	6,590
Custody Fees	4,658	4,658
Non 12b-1 Shareholder Servicing Fees	4,658	4,658
Registration and Filing Fees	4,658	4,658
Trustees’ Fees	4,192	4,192
Miscellaneous Expenses	2,329	2,329
Total Expenses	170,080	181,588
Less: Fees Waived and Expenses Reimbursed by Adviser	(89,529)	(82,229)
Net Expenses	80,551	99,359
Net Investment Loss	(80,452)	(29,709)

Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Transactions:
Net Realized Gain (Loss) on:
Investments	4,634	506,358
Options	(748,261)	(490,151)
Futures Contracts	(2,957,366)	(1,457,939)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(63,850)	1,012,151
Options	(49,664)	(21,462)
Futures Contracts	(582,582)	(206,740)
Net Realized and Unrealized Loss on Investments, Options and Futures Transactions	(4,397,089)	(657,783)

Net Decrease in Net Assets Resulting From Operations	$(4,477,541)	$(687,492)

*	Commencement of Operations on June 6, 2014.

The accompanying notes are an integral part of these financial statements.

11

KKM ARMOR Funds
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	KKM ARMOR	KKM U.S. Equity
	Fund	ARMOR Fund
	For the Period*	For the Period*
	Ended	Ended
	November 30, 2014	November 30, 2014
Operations:
Net Investment Loss	$(80,452)	$(29,709)
Net Realized Loss on Investments, Options and Futures Transactions	(3,700,993)	(1,441,732)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts	(696,096)	783,949
Net Decrease in Net Assets Resulting From Operations	(4,477,541)	(687,492)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	16,373,215	13,728,473
Redemption Fees	10,024	306
Cost of Shares Redeemed	(7,126,369)	(842,372)
Total Class A Transactions	9,256,870	12,886,407

Class I Shares:
Proceeds from Shares Issued	10,039,162	23,892,653
Redemption Fees	6,604	437
Cost of Shares Redeemed	(3,543,153)	(7,980,033)
Total Class I Transactions	6,502,613	15,913,057

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	15,759,483	28,799,464

Increase in Net Assets	11,281,942	28,111,972

Net Assets:
Beginning of Period	$—	$—
End of Period*	$11,281,942	$28,111,972

* Includes accumulated net investment loss of:	$(80,452)	$(29,709)

Share Activity:
Class A Shares:
Shares Issued	1,695,173	1,359,662
Shares Redeemed	(677,432)	(84,588)
Net increase in shares of beneficial interest outstanding	1,017,741	1,275,074

Class I Shares:
Shares Issued	1,023,887	2,367,865
Shares Redeemed	(377,061)	(807,585)
Net increase in shares of beneficial interest outstanding	646,826	1,560,280

*	Commencement of Operations on June 6, 2014.

The accompanying notes are an integral part of these financial statements.

12

KKM ARMOR Funds
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	KKM ARMOR Fund
	Class A		Class I
	Period Ended		Period Ended
	Ended		Ended
	November 30, 2014*		November 30, 2014*

Net Asset Value, Beginning of Period	$10.00		$10.00

Decrease From Operations:
Net investment loss (a)	(0.08)		(0.07)
Net loss from investments, options and futures transactions (both realized and unrealized)	(3.16)		(3.16)
Total from operations	(3.24)		(3.23)

Paid in capital from redemption fees	0.02		0.01

Net Asset Value, End of Period	$6.78		$6.78

Total Return (b)	(32.20	)% (e)	(32.20	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,896		$4,386
Ratio of gross expenses to average net assets (c)(f)	4.40	% (d)	3.17	% (d)
Ratio of net expenses to average net assets (f)	1.95	% (d)	1.70	% (d)
Ratio of net investment loss to average net assets (g)	(1.94	)% (d)	(1.69	)% (d)
Portfolio turnover rate	1,184	% (e)	1,184	% (e)

*	Class A and Class I shares commenced operations on June 6, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

13

KKM ARMOR Funds
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	KKM U.S. Equity ARMOR Fund
	Class A		Class I
	Period Ended		Period Ended
	Ended		Ended
	November 30, 2014*		November 30, 2014*

Net Asset Value, Beginning of Period	$10.00		$10.00

Decrease From Operations:
Net investment loss (a)	(0.02)		(0.01)
Net loss from investments, options and futures transactions (both realized and unrealized)	(0.07)		(0.07)
Total from operations	(0.09)		(0.08)

Paid in capital from redemption fees	0.00	(f)	0.00	(f)

Net Asset Value, End of Period	$9.91		$9.92

Total Return (b)	(0.90	)% (e)	(0.80	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,634		$15,478
Ratio of gross expenses to average net assets (c)(g)	2.44	% (d)	1.86	% (d)
Ratio of net expenses to average net assets (g)	1.30	% (d)	1.05	% (d)
Ratio of net investment loss to average net assets (h)	(0.40	)% (d)	(0.30	)% (d)
Portfolio turnover rate	153	% (e)	153	% (e)

*	Class A and Class I shares commenced operations on June 6, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Amount represents less than $0.01.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

14

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2014

1.	ORGANIZATION

KKM ARMOR Fund (the “ARMOR Fund”) and KKM U.S. Equity ARMOR Fund (the “Equity Fund”)(each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust II, (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The primary investment objective of the ARMOR Fund is to seek investment results generally correlated to the movement of the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) with reduced volatility. The primary investment objective of the Equity Fund is to seek risk-adjusted total return with less volatility than the broader U.S. equities market. The Funds commenced operations on June 6, 2014. The Funds offers two classes of shares designated as Class A and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such

15

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Funds’ assets and liabilities measured at fair value:

ARMOR Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,008,342	$—	$—	$5,008,342
Options Purchased	—	951,824	—	951,824
Short-Term Investment	3,456,106	—	—	3,456,106
Total	$8,464,448	$951,824	$—	$9,416,272

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$—	$2,130	$—	$2,130
Futures Contracts*	582,582	—	—	582,582
Total	$582,582	$2,130	$—	$584,712
16

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,219,900	$—	$—	$25,219,900
Options Purchased	—	409,250	—	409,250
Total	$25,219,900	$409,250	$—	$25,629,150

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$—	$5,195	$—	$5,195
Futures Contracts*	206,740	—	—	206,740
Total	$206,740	$5,195	$—	$211,935

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the year.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Represents cumulative unrealized loss at November 30, 2014.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and

17

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Funds as of November 30, 2014:

ARMOR Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investments in Securities at Value	$951,824	Options Written, at Value	$2,130
Volatility contracts	Net Unrealized Depreciation on Futures Contracts	582,582
Total		$1,534,406		$2,130

Equity Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investments in Securities at Value	$409,250	Option Written, at Value	$5,195
Volatility contracts	Net Unrealized Depreciation on Futures Contracts	206,740		—
Total		$615,990		$5,195

The effect of Derivative Instruments on the Statements of Operations for the period ended November 30, 2014:

ARMOR Fund

Statements of			Change in
Operations		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Loss on	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized loss on options/Net change in unrealized depreciation on options	$(748,261)	$(49,664)
Volatility contracts	Net realized loss on futures/Net change in unrealized depreciation on futures	(2,957,366)	(582,582)
Total		$(3,705,627)	$(632,246)
18

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

Equity Fund

Statements of			Change in
Operations		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Loss on	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized loss on options/Net change in unrealized depreciation on options	$(490,151)	$(21,462)
Volatility contracts	Net realized gain (loss) on futures/Net change in unrealized appreciation (depreciation) on investments	(1,457,939)	(206,740)
Total		$(1,948,090)	$(228,202)

The derivative instruments outstanding as of November 30, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the period ended November 30, 2014, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at November 30, 2014.

ARMOR Fund

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statements of	Statements of
	Recognized	Assets &	Assets &	Financial	Collateral (Cash)
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$2,130	$—	$2,130	$—	$2,130	$—
Futures Contracts	582,582	—	582,582		582,582	—
Total	$584,712	$—	$584,712	$—	$584,712	$—

Equity Fund

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statements of	Statements of
	Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$5,195	$—	$5,195	$—	$5,195	$—
Futures Contracts	206,740	—	206,740	—	206,740	—
Total	$211,935	$—	$211,935	$—	$211,935	$—

Collateral is only presented to the extent of liabilities

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

19

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended November 30, 2014, amounted to $23,206,940 and $18,137,142, respectively, for the ARMOR Fund and $44,228,987 and $20,868,850, respectively, for the Equity Fund.

4.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the period ended November 30, 2014, were as follows:

	ARMOR Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	2,438	5,820,934
Options closed	(2,432)	(5,819,037)
Options outstanding, end of period	6	$1,897

20

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

	Equity Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	2,048	2,230,764
Options closed	(1,878)	(2,212,705)
Options exercised	(60)	(10,119)
Options expired	(48)	(3,203)
Options outstanding, end of period	62	$4,737

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

KKM Financial LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged Equity Armor Investments, LLC (the “Sub-adviser”) as the sub-adviser to the Funds. The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Advisory Fees – Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% and 0.85% of the ARMOR Fund’s and Equity Fund’s average daily net assets. For the period ended November 30, 2014, the Adviser earned advisory fees of $65,360 and $73,521 from the ARMOR Fund and Equity Fund, respectively. The Adviser pays the Sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until September 30, 2015, so that the total annual operating expenses of the ARMOR Fund do not exceed 1.95% and 1.70% of the average daily net assets of the Class A and Class I shares, respectively, and the total annual operating expenses of the Equity Fund do not exceed 1.30% and 1.05% of the average daily net assets of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended November 30, 2014, the Adviser waived fees of $89,529 and $82,229 of the ARMOR Fund and Equity Fund, respectively.

Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

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KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

Amounts owed to GFS under their arrangements are included in Payables to Other Affiliates in the Statements of Assets and Liabilities.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended November 30, 2014, the Funds incurred distribution fees of $6,318 and $8,299 on Class A shares of the ARMOR Fund and Equity Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended November 30, 2014, the Distributor received $38,222 in underwriting commissions for sales of Class A shares, of which $4,363 was retained by the principal underwriter or other affiliated broker-dealers.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares within 20 days of purchase. The redemption fee is paid directly to the Funds in which the short-term redemption occurs. For the period ended November 30, 2014, the Funds assessed $17,371 in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The ARMOR Fund currently invests a portion of its assets in the Credit Suisse VelocityShares Daily Inverse VIX Short-Term ETN (the “ETN”) and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio (the “Portfolio”). The Equity Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “ETF”). The Funds may redeem their investment from the ETN or ETF at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the ARMOR Fund and Equity Fund may be directly affected by the performance of the ETN and ETF, respectively. The financial statements of the ETN and ETF, including their holdings, can be found at www.velocitysharesetns.com, www.spdrs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of November 30, 2014, the percentage of the Funds’ net assets invested in the ETN and the Portfolio was 44.4% and 30.6%, respectively, of the ARMOR Fund and in the ETF was 81.9% of the Equity Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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KKM ARMOR Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2014

As a shareholder of the KKM ARMOR Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 11, 2014 through November 30, 2014.

Actual Expenses

The “Actual” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Funds	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	6/11/14	11/30/14	Period*	11/30/14	Period**
KKM ARMOR Fund	1.95%	$1,000.00	$677.00	$7.62	$1,015.29	$9.85
KKM U.S. Equity ARMOR Fund	1.30%	$1,000.00	$991.00	$6.03	$1,018.55	$6.58

Class I
KKM ARMOR Fund	1.70%	$1,000.00	$678.00	$6.64	$1,016.55	$8.59
KKM U.S. Equity ARMOR Fund	1.05%	$1,000.00	$992.00	$4.87	$1,019.80	$5.32

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period June 11, 2014 (commencement of operations) to November 30, 2014 (170) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended November 30, 2014 (183) divided by the number of days in the fiscal year (365).

23

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AMD SUBADVISORY AGREEMENTS

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an investment advisory agreement between the Trust, on behalf of the KKM ARMOR Fund (“KKM ARMOR”) and KKM U.S. Equity ARMOR Fund ( “KKM Equity ARMOR”) (collectively, the “KKM Funds”), and KKM Financial, LLC (“KKM Financial”) (“KKM Advisory Agreement”). The Board further considered the approval of a sub-advisory agreement between KKM Financial and Equity Armor Investments, LLC (“Equity Armor Investments”) (“KKM Sub-advisory Agreement”) with respect to KKM ARMOR and KKM Equity ARMOR.

Based on their evaluation of information provided KKM Financial and Equity Armor Investments, in conjunction with KKM ARMOR’s and KKM Equity ARMOR’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the KKM Advisory Agreement and the KKM Sub-Advisory Agreement with respect to KKM ARMOR and KKM Equity ARMOR.

In advance of the Meeting, the Board requested and received materials to assist them in considering the KKM Advisory Agreement and the KKM Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the KKM Advisory Agreement and the KKM Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the KKM Advisory Agreement and the KKM Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of KKM ARMOR and KKM Equity ARMOR. The materials also included due diligence materials relating to KKM Financial and Equity Armor (including due diligence questionnaires completed by KKM Financial and Equity Armor, KKM Financial’s and Equity Armor’s Forms ADV, select financial information of KKM Financial and Equity Armor Investments, bibliographic information regarding KKM Financial’s and Equity Armor’s key management and investment advisory personnel, and comparative fee information relating to the KKM Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the KKM Advisory Agreement with respect to each KKM Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement, including the factors enumerated below ,and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Advisory Agreement .

Nature, Extent and Quality of Services. The Board noted that KKM Financial had previously provided materials related to the KKM Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with KKM Financial, the Board reviewed materials provided by KKM Financial relating to the KKM Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the KKM Funds including the team of individuals that primarily monitor and execute the investment process. The Board then discussed the extent of KKM Financial’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered KKM Financial’s specific responsibilities in all aspects of the day-to-day management of each of the KKM Funds. Additionally, the Board received satisfactory responses from the representative of KKM Financial with respect to a series of important questions, including: whether KKM Financial is involved in any lawsuits

24

or pending regulatory actions; whether the management of other accounts would conflict with its management of the KKM Funds; and whether KKM Financial has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by KKM Financial of its practices for monitoring compliance with each KKM Fund’s investment limitations, noting that KKM Financial’s CCO will periodically review the portfolio managers’ performance of their duties with respect to each KKM Fund to ensure compliance under KKM Financial’s compliance program. The Board then reviewed the capitalization of KKM Financial based on financial information and other materials provided and discussed with KKM Financial and concluded that KKM Financial was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the KKM Funds. The Board concluded that KKM Financial had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the KKM Advisory Agreement with respect to each KKM Fund and that the nature, overall quality and extent of the management services to be provided by KKM Financial were satisfactory and reliable.

Performance. The Board considered KKM Financial’s past performance of its respective separately managed account as well as other factors relating to KKM Financial’s track record. The Board reviewed the performance of KKM Financial’s composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that KKM Financial was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by KKM Financial, the Board reviewed and discussed a comparison of each KKM Fund’s proposed management fee and overall expense ratio to a peer group of funds constructed by KKM Financial with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for each KKM Fund, which stated that KKM Financial had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2015 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.95% and 1.70% of KKM ARMOR’s average net assets, for Class A and Class I shares, respectively, and 1.30% and 1.05% of KKM Equity ARMOR’s average net assets for Class A and Class I shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for each KKM Fund were reasonable. It was the consensus of the Board that, based on KKM Financial’s experience and expertise, and the services to be provided by KKM Financial to each of the KKM Funds, the advisory fees to be charged by KKM Financial were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to KKM Financial with respect to each of the KKM Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by KKM Financial. With respect to KKM Financial, the Board concluded that based on the services provided and the projected growth of each of the KKM Funds, the fees were reasonable and that anticipated profits from KKM Financial’s relationship with the KKM Funds were not excessive.

Economies of Scale. As to the extent to which each KKM Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed KKM Financial’s expectations for growth of the KKM Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the KKM Sub-Advisory Agreement with Equity Armor Investments. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KKM Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that Equity Armor Investments had previously provided the Board with materials related to the KKM Sub-Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Equity Armor Investments, the Board reviewed materials provided by Equity Armor Investments relating to the KKM Sub-Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the each of the KKM Funds including the team of individuals that primarily monitors and executes

25

the investment process. The Board then discussed the extent of Equity Armor Investments’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Equity Armor Investments with respect to a series of important questions, including: whether Equity Armor Investments is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the KKM Funds; and whether Equity Armor Investments has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Equity Armor Investments of its practices for monitoring compliance with the KKM Funds’ investment limitations, noting that Equity Armor Investments’ CCO will periodically review the portfolio managers’ performance of their duties with respect to each of the KKM Funds to ensure compliance under Equity Armor Investments’ compliance program. The Board then reviewed the capitalization of Equity Armor Investments based on financial information and other materials provided and discussed with Equity Armor Investments and concluded that Equity Armor Investments was sufficiently well-capitalized, or its control persons or principals had the ability to make additional contributions in order to meet its obligations to the KKM Funds. The Board concluded that Equity Armor Investments had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the KKM Sub-Advisory Agreement with respect to each of the KKM Funds and that the nature, overall quality and extent of the management services to be provided by Equity Armor Investments were satisfactory and reliable.

Performance. The Board considered Equity Armor Investments’ past performance as well as other factors relating to Equity Armor Investments’ track record. The Board reviewed the performance of Equity Armor Investments’ composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that Equity Armor Investments was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Equity Armor Investments, the Board discussed the sub-advisory fees and considered that Equity Armor Investments is to be paid by KKM Financial out of its advisory fees and not by the KKM Funds. The Board concluded that the sub-advisory fees to be paid to Equity Armor Investments were reasonable in light of the anticipated quality of the services to be performed by it. The Board also believed, based on information that KKM Financial provided, that the KKM Sub-Advisory Agreement has been negotiated at arm’s-length between KKM Financial and Equity Armor Investments. The Board noted that Equity Armor Investments will receive no other compensation from the KKM Funds or KKM Financial except the sub-advisory fee earned pursuant to the KKM Sub-Advisory Agreement.

Profitability. The Board did not consider the costs of services provided by Equity Armor Investments or its profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by each of the KKM Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the KKM Funds’ assets increase.

Conclusion: The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement and the KKM Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from KKM Financial and Equity Armor Investments as the Board believed to be reasonably necessary to evaluate the terms of each of the KKM Advisory Agreement and the KKM Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the KKM Advisory Agreement and KKM Sub-Advisory Agreement separately, (a) the terms of the KKM Advisory Agreement (or KKM Sub-Advisory Agreement) are reasonable; (b) the advisory fee (or sub-advisory fee) is reasonable; and (c) the KKM Advisory Agreement (or KKM Sub-Advisory Agreement) is in the best interests of KKM ARMOR and KKM Equity ARMOR, and their respective shareholders. In considering the renewal of each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement was in the best interests KKM ARMOR and KKM Equity ARMOR and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement.

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Privacy Policy

Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar Holdings, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.
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How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-767-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-767-3863.

Investment Adviser
KKM Financial LLC
311 South Wacker Drive, Suite 650
Chicago, IL 60606

Investment Sub-Adviser
Equity Armor Investments, LLC
311 South Wacker Drive, Suite 650
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 2/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 2/6/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/6/15